Document and Entity Information	Total
Document and Entity Information:
Registrant Name	World Funds Trust
Document Type	485BPOS
Document Period End Date	Dec. 12, 2016
Trading Symbol	wft
Amendment Flag	false
Central Index Key	0001396092